Variable Interest Entities - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity Consolidated Carrying Amount Assets And Liabilities [Abstract]
Maximum obligation of guarantees of leases and debt	$ 1,730,000	$ 1,871,000	$ 2,896,000
Maximum loss exposure Involvement of estimated value	$ 0	$ 0